3. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Intangible assets, net, consist of the following at December 31:

	USEFUL LIVES	2014	2013

Acquisition of intellectual property (FuturLink)	5 years	98,000	160,200
Website technology development (Venn/AcePlace)	5 years	45,000	45,000
		143,000	205,200
Less Accumulated Amortization		48,672	20,083
		$94,328	$185,117

Future amortization, for the years ending December 31, is as follows:

2015	$28,599
2016	28,599
2017	28,599
Thereafter	8,531
94,328

Amortization expense for the years ended December 31, 2014 and 2013 was $ 28,599 and $20,073, respectively.

Acquisition of Assets of FuturLink

On March 7, 2013, the Company acquired the assets of FuturLink at a cost of approximately $98,000, which cash was paid from the Company’s working capital. These assets include, without limitation, the FuturLink technology (patents and source codes), trademark(s) and access point (proximity marketing) component parts. At the time of acquisition, FuturLink’s assets were minimal; the purchase price was apportioned to the intellectual property received in exchange. The Company changed its name to Mobiquity Networks upon acquisition and is a consolidated component of these financial statements.